Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2019
Analysis Of Other Comprehensive Income By Item [Abstract]
Components of Accumulated Other Comprehensive Income (Loss), Net of Taxes
The components of accumulated other comprehensive income, net of taxes, were as follows:

	2019	2018
Derivative financial instruments designated as cash flow hedges	$71	$13
Foreign currency translation adjustment	(37)	109
	$34	$122